Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of components of provision for income tax

	2011	2010	2009
	(Dollars in Millions)
Current tax expense:
U.S. federal	$631	$391	$308
Foreign	253	227	97
State and local	107	20	63
Total	991	638	468
Deferred tax expense (benefit):
U.S. federal	284	596	309
Foreign	59	(118)	(1)
State and local	14	86	51
Total	357	564	359
Total income tax expense	$1,348	$1,202	$827

Schedule of income before income taxes, by jurisdictions

	2011	2010	2009
	(Dollars in Millions)
U.S. income	$3,044	$2,809	$1,446
Foreign income	940	705	388
Total	$3,984	$3,514	$1,834

Schedule of reconciliation of income tax expense

	2011	2010	2009
	(Dollars in Millions)
Expected expense at U.S. federal statutory income tax rate	$1,394	$1,230	$642
U.S. state and local income tax expense, net of federal benefit	75	106	77
Liberty Transaction charges not recoverable	1	4	127
Change in unrecognized tax benefits	40	(40)	21
Noncontrolling interests in partnership earnings and taxes	2	(44)	(30)
Foreign taxes, net of federal tax benefits	(82)	9	(31)
Change in valuation allowance	(40)	(32)	33
Multistate tax planning	—	(20)	—
Tax credits	(47)	(7)	(3)
Other	5	(4)	(9)
Total income tax expense	$1,348	$1,202	$827

Schedule of temporary differences and carryforwards that gave rise to deferred tax assets and liabilities

	2011		2010
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
	(Dollars in Millions)
Accruals and advances	$418	$268	$366	$168
Prepaid expenses	—	34	—	39
State taxes	73	—	75	—
Depreciation, amortization and asset impairment charges	—	1,155	—	723
Net operating loss and tax credit carryforwards	610	—	533	—
Programming contract liabilities	48	—	59	—
Unrealized foreign exchange gains or losses	—	105	—	146
Tax basis differences in investments and affiliates	91	804	74	861
Other	6	5	11	8
Subtotal	1,246	2,371	1,118	1,945
Valuation allowance	(466)	—	(504)	—
Total deferred taxes	$780	$2,371	$614	$1,945

Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits

Unrecognized Tax Benefits
(Dollars in Millions)
Gross unrecognized tax benefits at January 1, 2009	$363
Increases in tax positions for prior years	41
Decreases in tax positions for prior years	(15)
Increases in tax positions for the current year	147
Settlements	(9)
Gross unrecognized tax benefits at December 31, 2009	527
Increases in tax positions for prior years	7
Decreases in tax positions for prior years	(207)
Increases in tax positions for the current year	35
Gross unrecognized tax benefits at December 31, 2010	362
Increases in tax positions for prior years	17
Decreases in tax positions for prior years	(4)
Increases in tax positions for the current year	15
Gross unrecognized tax benefits at December 31, 2011	$390